Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (10,441,365)	$ (9,057,384)	$ (20,126,787)	$ (14,509,669)
Adjustments to reconciled net loss to net cash used by operating activities:
Depreciation of property, plant, and equipment	25,413	25,368	52,824	46,565
Amortization of intangible assets	2,027,191	1,694,907	3,729,313	1,919,480
PPP Loan forgiveness		(507,068)	(507,068)
Accruals and other payables	3,864	292,197
Changes in operating assets and liabilities:
Accounts receivable	1,656,839	(900,630)	(1,347,592)	(271,049)
Intangible assets				(116,000)
Prepayments, deposit and other receivables	153,261	(530,526)	(597,569)	(91,664)
Accounts payable	(439,361)	1,650,626	1,284,654	642,393
Accruals and payables			693,399	405,347
Deferred revenue	(9,795)	(8,742)	(36,357)
Net cash (used in) operating activities	(7,023,953)	(7,341,252)	(16,855,183)	(11,974,597)
INVESTING ACTIVITIES:
Amount due from associate	7,208,700	(905,000)	(1,535,000)	(9,101)
Financial assets held for resale	681	593,582	593,582	2,136,100
Net restricted cash acquired in acquisitions		7,736	7,736	1,676,968
Net cash provided by (used in) investing activities	7,209,381	(303,682)	(933,682)	3,803,967
FINANCING ACTIVITIES:
Advances to associate				(2,848,000)
Repayment of bank loan				(500,000)
Borrowings under long term loan				10,000
Proceeds from Convertible bond				2,911,000
Proceeds from notes payable-US government CARES Act				507,068
Proceeds from shares to be issued	(312,096)	1,744,665	401,028
Proceeds from stock issuance, net of expenses	(1,043,208)	4,287,446	11,573,540	8,607,691
Proceeds from stock issuance from IPO, net of expenses		3,910,784	3,910,784
Net cash provided by (used in) financing activities	(1,355,304)	9,942,895	15,885,352	8,687,759
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,169,876)	2,297,961	(1,903,513)	517,129
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	1,586,265	3,489,778	3,489,778	2,972,649
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	416,389	5,787,739	1,586,265	3,489,778
NON-CASH TRANSACTION
Issuance of shares for services received	$ 2,326,347	$ 2,932,731	$ 3,534,545	$ 2,014,223